SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn February 6, 2024, the Board of the Manager declared a quarterly dividend of $0.38 per share, payable on March 28, 2024 to shareholders of record as at the close of business on February 29, 2024.